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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA               Feburary 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       22

Form 13F Information Table Value Total:   $  232,151
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	NONE



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                                                     FORM 13F INFORMATION TABLE


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




                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2       COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE          CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF             NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                    AMOUNT     PRN  CALL                           (SOLE)
--------------                    --------       ---------     --------    ---------  ---  ----   ----------   --------   ---------

AMERICAN EAGLE OUTFITTERS         COM            02553E106     $4,346      297,051    SH          SHARED       NONE       297,051
AMERICAN EXPRESS CO               COM            025816109     $6,571      153,100    SH          SHARED       NONE       153,100
APPROACH RESOURCES INC            COM            03834A103     $3,371      145,926    SH          SHARED       NONE       145,926
CVS CAREMARK CORP                 COM            126650100     $6,791      195,300    SH          SHARED       NONE       195,300
CACHE INC                         COM NEW        127150308     $990        223,013    SH          SHARED       NONE       223,013
CORINTHIAN COLLEGES INC           COM            218868107     $4,796      920,500    SH          SHARED       NONE       920,500
FAMILYMEDS GROUP INC              COM            30706T209     $14         218,775    SH          SHARED       NONE       218,775
EL PASO CORP                      COM            28336L109     $16,948   1,231,680    SH          SHARED       NONE     1,231,680
GAMETECH INTERNATIONAL INC        COM            36466D102     $219        644,215    SH          SHARED       NONE       644,215
INGRAM MICRO INC-CL A             CL A           457153104     $3,073      160,976    SH          SHARED       NONE       160,976
INTERVAL LEISURE GROUP            COM            46113M108     $1,644      101,876    SH          SHARED       NONE       101,876
JAGUAR MINING INC                 COM            47009M103     $13,309   1,866,552    SH          SHARED       NONE     1,866,552
MICROSOFT CORP                    COM            594918104     $25,445     911,680    SH          SHARED       NONE       911,680
NAM TAI ELECTRONICS INC           COM PAR $0.02  629865205     $5,920      924,935    SH          SHARED       NONE       924,935
NATURES SUNSHINE PRODS INC        COM            639027101     $16,034   1,785,473    SH          SHARED       NONE     1,785,473
PETROLEUM DEVELOPMENT CORP        COM            716578109     $12,479     295,363    SH          SHARED       NONE       295,363
TESSERA TECHNOLOGIES INC          COM            88164L100     $11,847     534,840    SH          SHARED       NONE       534,840
VISHAY PRECISION GROUP            COM            92835K103     $516         27,374    SH          SHARED       NONE        27,374
WELLPOINT INC                     COM            94973V107     $11,901     209,300    SH          SHARED       NONE       209,300
WET SEAL INC/THE-CLASS A          CL A           961840105     $2,544      687,500    SH          SHARED       NONE       687,500
NEWMONT MINING CORP               COM            651639106     $65,116   1,060,000        CALL    SHARED       NONE     1,060,000
EXXON MOBIL CORP                  COM            30231G102     $18,280     250,000        CALL    SHARED       NONE       250,000


							       $232,151

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